UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05608

PUBLIC FACILITY LOAN TRUST

(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT
ONE FEDERAL STREET
BOSTON, MA	02110
(Address of principle executive offices)	(Zip Code)

GEORGE H. DAVISON, JR.

U.S. BANK CORPORATE TRUST SERVICES

ONE FEDERAL STREET, BOSTON, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6559

Date of fiscal year end: DECEMBER 31

Date of reporting period: January 1, 2004 - December 31, 2004

Item 1.            Reports to Stockholders.

FINANCIAL STATEMENTS

Public Facility Loan Trust

Year ended December 31, 2004
with Report of Independent Registered Public Accounting Firm

Public Facility Loan Trust

Financial Statements

Year ended December 31, 2004

• Ernst & Young LLP	• Phone: (212) 773-3000
5 Times Square	www.ey.com
New York, New York 10036-6530

Report of Independent Registered Public Accounting Firm

To US Bank and Trust Company, as

attorney-in-fact for Bank of America,
Successor to Shawmut Bank, N.A., as
Owner Trustee, of Public Facility Loan Trust:

We have audited the accompanying statement of assets and liabilities of Public Facility Loan Trust (the “Trust”), including the schedule of investments in loans, as of December 31, 2004, and the related statements of operations for the year then ended, changes in net assets and cash flows for each of the two years then ended and financial highlights for the Class B Certificates for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report dated May 14, 2002 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by the Owner Trustee and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in loans owned as of December 31, 2004, by correspondence with the servicer. We believe that our audits provide a reasonable basis for our opinion.

As further described in Note 2 to the financial statements, pursuant to a “no action letter” received from the Securities and Exchange Commission, the Trust accounts for its loans and temporary investments at their amortized cost. In accordance with U.S. generally accepted accounting principles, such loans and temporary investments should be accounted for at fair value. Due to the omission of fair value information, the Trust’s financial highlights exclude presentation of the total rate of return as such ratio is computed based on the period to period change in fair value of Trust’s assets.

A Member Practice of Ernst & Young Global

In our opinion, except for the matter discussed in the preceding paragraph, the financial statements and financial highlights referred to above, audited by us, present fairly, in all material respects, the financial position of Public Facility Loan Trust at December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Class B Certificates for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

February 20, 2006

Public Facility Loan Trust

Statement of Assets and Liabilities

December 31, 2004

Assets
Cash	$334
Investments in loans, at amortized cost (Note 3 and Schedule of Investments in Loans)	20,865,414
Temporary investments (Note 4)	9,514,378
Accrued interest receivable	84,887
Deferred bond issuance costs, net of accumulated amortization of $2,642,389 (Note 2)	7,351
Other assets	199,571
Total assets	30,671,935

Liabilities
Sequential Pay Bonds, at amortized cost (Note 5)	6,652,631
Accrued interest payable	169,686
Accrued expenses and other liabilities	227,918
Total liabilities	7,050,235
Net assets	$23,621,700

Net assets represented by:
Class A Certificates of beneficial interest (maximum liquidation price of $50,000), at par (Note 6)	$500
Class B Certificates of beneficial interest, at par (Note 6)	10,000
Additional paid-in capital	23,611,200
$23,621,700

Beneficial interest per share:
Maximum fixed liquidation price of Class A certificates, (based on net assets of $50,000 and 500 shares issued and outstanding)	$100

Net asset value of Class B certificates, (based on net assets of $23,571,700 and 10,000 shares issued and outstanding)	$2,357.16

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statement of Operations

Year ended December 31, 2004

Investment income
Interest	$3,855,958

Expenses
Interest	928,212
Professional fees	292,213
Servicing fees (Note 7)	55,383
Amortization of deferred bond issuance costs	17,677
Trustee fees (Note 7)	14,350
Other	1,000
Total expenses	1,308,835

Net investment income	$2,547,123

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statements of Changes in Net Assets

	Years ended December 31
	2004	2003

Net investment income	$2,547,123	$2,138,274

Distributions of net investment income to holders of:
Class A Certificates	(30)	(30)
Class B Certificates	(1,197,354)	(1,832,849)
Total distributions from investment income	(1,197,384)	(1,832,879)
Net increase in net assets	1,349,739	305,395

Net assets:
Beginning of year	22,271,961	21,966,566
End of year (including accumulated undistributed net invement income of $14,910,027 and $13,560,288, respectively)	$23,621,700	$22,271,961

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Statements of Cash Flows

	Year ended December 31
	2004	2003
Operating activities
Cash received from loans:
Interest	$1,655,822	$1,784,362
Refundable payments	(330,251)	(518,101)
Interest income received from temporary investments	601,915	691,743
Interest expense paid	(627,019)	(1,225,471)
Other expenses paid	(248,553)	(299,954)
Net cash provided by operating activities	1,051,914	432,579

Investing activities
Principal collections on loans	7,908,555	12,115,408
Net decrease in temporary investments	(67,840)	1,500,711
Net cash provided by investing activities	7,840,715	13,616,119

Financing activities
Principal payments to bondholders	(7,694,911)	(12,284,673)
Distributions to Certificate holders–Class A	(30)	(30)
Distributions to Certificate holders–Class B	(1,197,354)	(1,832,849)
Net cash used in financing activities	(8,892,295)	(14,117,552)
		(68,854)
Net increase in cash	334
Cash at beginning of year	—	68,854
Cash at end of year	$334	$—

Reconciliation of net investment income to net cash provided by operating activities:
Net investment income	$2,547,123	$2,138,274
Adjustments relating to loans:
Accretion of market discount	(1,621,167)	(2,149,766)
Increase in accrued interest receivable	(75,174)	171,090
Adjustments relating to Bonds:
Amortization of original issue discount	493,565	1,052,993
Amortization of deferred bond issuance costs	17,677	37,991
Decrease in accrued interest payable	(192,372)	(307,117)
Other adjustments:
Increase in accrued expenses and other liabilities	114,504	7,214
Decrease in refund liability	(232,242)	(518,100)
Net cash provided by operating activities	$1,051,914	$432,579

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Financial Highlights for the Class B Certificates

	Year ended December 31
	2004	2003	2002	2001	2000

Per share data
Net asset value, beginning of year	$2,222.19	$2,191.66	$2,080.11	$2,019.88	$1,981.18
Net investment income	254.71	213.82	239.84	203.52	191.06
Distributions to Class A and B Certificate holders	(119.74)	(183.29)	(128.29)	(143.29)	(152.36)
Net asset value, end of year	$2,357.16	$2,222.19	$2,191.66	$2,080.11	$2,019.88

Ratios and supplemental data
Expenses to average net assets	5.70%	10.52%	15.55%	21.59%	26.56%
Net investment income to average net assets	11.11%	9.67%	11.20%	10.10%	9.53%
Net assets applicable to Class B Certificates	$23,571,700	$22,221,961	$21,916,566	$20,801,287	$20,198,897

Note:                  As discussed in Note 2, the Trust accounts for its investments at amortized cost, which differs from the requirements under U.S. generally accepted accounting principles which state that investments be accounted for at fair value. Accordingly, the Trust’s financial statements do not reflect the market value of such investments. Due to the omission of fair value information, the above presentation excludes the disclosure of the comparative 5-year “Total Investment Return.”

The accompanying notes are an integral part of the financial statements and should be read in conjunction therewith.

Public Facility Loan Trust

Notes to Financial Statements

December 31, 2004

1. The Trust and its Activities

Public Facility Loan Trust (the “Trust”) was established in July 1988 under the laws of the Commonwealth of Massachusetts by a declaration of trust (the “Declaration of Trust”) by Shawmut Bank, N.A., not acting in its individual capacity but solely as owner trustee (the “Owner Trustee”). State Street Bank and Trust Company, as attorney-in-fact for Bank of America, successor to Shawmut Bank, N.A., is currently the Owner Trustee. The Trust is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The sole purpose of the Trust is to raise funds through the issuance and sale of its Bonds (as defined below) and to invest the related proceeds in the Loans (as defined below) which it purchased from the United States Department of Housing and Urban Development (“HUD”).

In August 1988, the Trust purchased 1,196 loans (the “Loans”) from HUD, which had an aggregate outstanding principal balance of approximately $271,950,000, in return for (i) the net proceeds from the sale of the Trust’s Bonds (as defined below) and (ii) the Class A and B Certificates of beneficial interest in the net assets of the Trust (the “Certificates”). Pursuant to an indenture (the “Indenture”) dated August 1, 1988, between the Trust and Chemical Bank, as bond trustee (the “Bond Trustee”), the Trust issued four classes of sequential pay bonds (the “Bonds”) in August, 1988, which had an aggregate par value of $235,958,000, using the Loans as collateral. The Bond Trustee holds the original notes and bonds evidencing the Loans. JP Morgan Chase successor to Chemical Bank, is currently the Bond Trustee.

During 1997, GMAC Commercial Mortgage Corporation (“GMAC”) became the servicer of the Trust’s Loans pursuant to the servicing agreement dated August 1, 1988 (the “Servicing Agreement”). Prior to that time, the Trust’s servicer was General Electric Capital Corporation (“GECC”). (GMAC and GECC are hereinafter referred to as the “Servicer”). The Servicer’s responsibilities include collecting payments on the Loans and maintaining the Loan files.

In accordance with the Indenture, the Trust maintains three funds, the Revenue, Expense and Liquidity Funds (the “Funds”), which are invested temporarily in permitted investments. All payments received on the Loans and earnings on the amounts in the Funds are used to make payments on the Bonds, to pay the Trust’s administrative expenses and to make distributions to the Certificate holders.

2. Summary of Significant Accounting Policies

Investment in Loans and Temporary Investments

The Loans were recorded at the inception of the Trust at their purchased cost. Such cost resulted in the recognition of market discount from the Loans’ outstanding principal balances. The purchase cost was determined by an independent appraiser, since a portion of the consideration paid by the Trust (the Class A and B Certificates) for the Loans did not have a readily determinable market value. The appraised value of the Loans was also used to determine the initial carrying amount of the Certificates.

Generally accepted accounting principles require investments to be carried at fair value. Pursuant to a “no action letter” the Trust received from the Securities and Exchange Commission, the Trust carries its investments in loans at amortized cost. The market discount on the Loans is included in the Trust’s statement of operations using the amortized cost method of accounting. Under this method, interest on each Loan is recognized by applying the Loan’s effective interest rate to the amortized cost of the Loan at the beginning of the period. A Loan’s effective interest rate is the rate which discounts the Loan’s scheduled future cash flows (including principal and interest) to its amortized cost. The amortization of market discount for each Loan included in the Trust’s statement of operations is the difference between a Loan’s interest income and its coupon interest.

Temporary investments are stated at cost.

Deferred Bond Issuance Costs

Deferred bond issuance costs of $2,649,740 were capitalized on the date the Bonds were issued and are amortized using the effective interest method over the estimated life of the bonds.

Bonds Payable

The Bonds are stated at their outstanding par value less unamortized original issue discount. Original issue discount amortization is included in the Trust’s statement of operations using the effective interest method.

Income and Expense Recognition

Investment income and expenses are recognized on an accrual basis.

Federal Income Taxes

No provision for federal income taxes is included in the Trust’s statement of operations since the Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, if any, to its Certificate holders to the extent that such distributions are permitted by the Indenture.

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. generally accepted accounting principles requires the Owner Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

3. The Loans

The Loans are bonds and other loans, substantially all of which are tax-exempt, issued by municipalities, special districts, not-for-profit organizations, hospitals and Indian tribes to refinance loans for the construction of water, sewage, hospital and other public facilities.

The Loans may generally be repaid ahead of schedule at the option of the borrowers at par or with a small premium. The Loans are secured by various types of collateral, including general obligations and pledges of gross or net revenues, special assessments and mortgages. The Trust purchased the Loans from HUD without recourse, except for certain representations and warranties by HUD specified in the related Loan Sale Agreement. These representations and warranties were originally scheduled to expire in August 1990. During 1990 and 1991, HUD extended certain of its representations and warranties to May 1992. During 1992, HUD agreed to extend certain of its representations and warranties until a notice of breach and agreement is executed.

The amortized cost of the Loans at December 31, 2004, is as follows:

Outstanding principal	$24,465,232
Unamortized market discount	(3,599,818)
$20,865,414

4. Temporary Investments

The Trust has entered into investment agreements pertaining to its temporary investments with Morgan Guaranty Trust Company of New York for the three Funds that are required by the Indenture. Monies deposited into these Funds are invested at fixed interest rates and are available for Bond and for other payments pursuant to the Indenture on each Payment Date (as defined in Note 5) until the Bonds have been paid in full.

At December 31, 2004, the Fund balances and fixed interest rates were as follows:

	Interest
Fund	Rate	Balance
Revenue	7.75%	$4,211,817
Expense	7.75	4,017,842
Liquidity	8.25	1,284,719
		$9,514,378

Substantially all of the December 31, 2004 Revenue Fund balance was used to make the February 1, 2005 Bond payment described in Note 5, including related interest, and the February 1, 2005 Certificate distribution described in Note 6.

5. Sequential Pay Bonds

The Bonds are sequential pay bonds, with semiannual interest payable on each February 1 and August 1 (each, a “Payment Date”) at 5% per annum.

The Indenture provides that principal payments are to be made on the Bonds on each Payment Date prior to the Bond’s stated maturity in an aggregate amount equal to the lesser of the Available Amount or the Principal Distribution Amount (both as defined below) on such Payment Date. The Indenture provides that such principal payments are to be applied to each class of Bonds in the order of their respective stated maturities so that no principal payments are made until the Bonds having an earlier stated maturity have been paid in full. The Bonds are not otherwise subject to redemption prior to their stated maturity.

The Available Amount is the amount in the Revenue and Liquidity Funds on each Payment Date, after payment of (a) interest on, and principal at stated maturity of, the Bonds, (b) scheduled administrative expenses not paid from the Expense Fund and (c) any required funding of the Expense or Liquidity Funds.

The Principal Distribution Amount for any Payment Date is the sum of (a) the difference, if any, between the aggregate Collateral Value (as defined below) of the Loans on such Payment Date and the aggregate Collateral Value of the Loans on the immediately preceding Payment Date and (b) the unpaid portion of any previous Principal Distribution Amount.

The Collateral Value of each Loan is equal to the lesser of (a) the present value of the remaining scheduled interest and principal payments on the Loan, together with assumed reinvestment income thereon from each Assumed Deposit Date (30 to 60 days after the date the scheduled payments are due) to the Payment Date that follows its Assumed Deposit Date (as defined in the Indenture) at the Assumed Reinvestment Rate (7.75% per annum as of December 31, 2004), discounted semiannually to the Payment Date using a discount rate of 5% per annum or (b) the outstanding principal balance of the Loan.

The Class 1 Bonds, the Class 2 Bonds and the Class 3 Bonds were retired in August 1994, February 1997 and August 1999, respectively. At December 31, 2004, the carrying amounts of the Bonds in the statement of assets and liabilities were as follows:

Unamortized
	Stated	Principal	Original Issue	Carrying
	Maturity	Outstanding	Discount	Amount

Class 1	2/1/2000	$—	$—	$—
Class 2	2/1/2003	—	—	—
Class 3	2/1/2006	—	—	—
Class 4	2/1/2013	6,787,425	(134,794)	6,652,631
		$6,787,425	$(134,794)	$6,652,631

Estimated principal payments on the Bonds at December 31, 2004, calculated based on the remaining scheduled payments on the Loans, are as follows:

Year ending December 31:
2005	$5,011,176
2006	1,776,249
$6,787,425

On February 1, 2005, an aggregate principal payment of $3,886,524 was made to the Class 4 Bondholders. After this payment, the aggregate Collateral Value of the Loans was approximately 832% of the outstanding principal amount of the Bonds.

6. The Certificates of Beneficial Interest

Information regarding the Trust’s fully paid, nonassessable shares of certificates of beneficial interest as of December 31, 2004 and for the year then ended, is as follows:

	Class A	Class B

Number of shares outstanding	500	10,000
Par value per share	$1	$1
Fixed dividend rate per annum (cumulative)	6%	0%

The Declaration of Trust provides that distributions on the Class A and Class B Certificates are payable solely from Available Funds (as defined in the Declaration of Trust), if any, transferred from the Bond Trustee to the Owner Trustee. Prior to payment of the Bonds in full and discharge of the Indenture, the Declaration of Trust provides that Available Funds be applied in the following order of priority:

a.              To pay any indemnities or Trust expenses not otherwise payable as administrative expenses;

b.              To the Class A Certificate holders for dividends accrued or in arrears; and

c.               To the Class B Certificate holders, subject to the limitations described below;

The “fixed liquidation price” of the Class A Certificates is $100 per share. In the event of liquidation, dissolution or termination of the Trust, the Class A Certificate holders are entitled to receive, in cash, the fixed liquidation price together with all dividends accrued or in arrears to that date, before any distribution of the assets of the Trust are made to the Class B Certificate holders; the Class A Certificate holders are entitled to no further participation in such distribution. If upon any such liquidation, dissolution or termination, the assets distributable to the Class A Certificate holders are insufficient to permit the payment of the full preferential amount, the entire assets of the Trust are to be distributed to the holders of the Class A Certificates then outstanding.

The Declaration of Trust provides that no distributions can be made to the Class B Certificate holders to the extent that such distributions would cause the net assets of the Trust to be less than the aggregate fixed liquidation price of the outstanding Class A Certificates.

The Indenture provides that upon repayment of the Bonds in full and the discharge of the Indenture, any Loans or other assets held by the Bond Trustee will be transferred to the Owner Trustee. The Declaration of Trust provides that the cash funds on that date, as well as subsequent cash receipts from any remaining Loans, are to be applied by the Owner Trustee as described above.

The Certificates are transferable pursuant to conditions in the Declaration of Trust.

On February 1, 2005, aggregate distributions of $15 and $615,948 were made to the Class A and Class B Certificate holders, respectively.

7. Trustee and Servicing Fees

Bond Trustee

The Indenture provides that the Bond Trustee is to receive, on each August 1, an annual fee equal to .015% of the aggregate outstanding principal amount of the Loans on the immediately preceding Bond Payment Date.

Owner Trustee

The Indenture provides that the Owner Trustee is to receive a semiannual fee of $6,500 on February 1 and August 1 of each year.

Servicer

The Servicing Agreement provides that the Servicer is to receive a monthly servicing fee equal to one-twelfth of 0.195% of the outstanding principal balance of each Loan on the first day of the preceding month.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures About Fair Value of Financial Instruments,” (“SFAS No. 107”) requires the Trust to disclose estimated fair values of certain of its financial instruments. As SFAS No. 107 allows the use of a wide range of valuation techniques, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

The carrying amounts of the financial assets and liabilities of the Trust as disclosed in the statement of assets and liabilities represent their fair value, except for the temporary investments, investments in loans and sequential pay bonds. The estimated fair value of the investments in loans is not practicably estimable as these loans are not liquid and the cost of estimating the fair value is prohibitively expensive. A listing of all of the investments in loans, including their related carrying amounts, interest rates and maturities are included in the schedule of investments in loans. The estimated fair value of the sequential pay bonds is not practicably estimable as these sequential pay bonds include the value of the net assets of the Trust upon liquidation.

9. Federal Tax Information

During 2004, as a result of permanent book to tax differences, the Trust decreased accumulated undistributed net investment income by $14,910,027 and increased additional paid in capital by $14,910,027. Net assets were not affected by this reclassification. These differences are primarily due to the cumulative effect of net operating losses, overdistribution of net investment income and accretion of market discount.

10. Indemnifications

In the ordinary course of business, the Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on its history and experience, management believes the risk of loss to be remote, therefore, the Trust did not accrue any liability in connection with such indemnifications.

Public Facility Loan Trust

Schedule of Investments in Loans

December 31, 2004

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40000501	40000501	Big Cove Water Authority	Alabama	4.000%	7/1/2006	$18,000.00	0.07%	$17,097.00	0.08%
40001501	40001501	Town of Grant	Alabama	6.000	7/1/2007	12,000.00	0.05	11,242.00	0.05
40001601	40001601	Town of Gulf Shores	Alabama	4.000	4/1/2007	54,000.00	0.22	49,942.00	0.24
40001801	40001801	Hazel Green Water & Fire	Alabama	4.500	8/1/2007	123,000.00	0.50	112,315.00	0.54
40002302	40002302	Littleville Waterworks	Alabama	5.000	2/1/2009	81,000.00	0.33	68,590.00	0.33
40002601	40002601	Maysville Wtr & Fire Pr	Alabama	4.500	8/1/2007	49,000.00	0.20	44,807.00	0.21
40002902	40002902	Town of Moundville	Alabama	6.000	4/1/2010	67,000.00	0.27	57,816.00	0.28
40003801	40003801	Enterprise Public Building	Alabama	4.500	11/1/2007	146,000.00	0.60	132,566.00	0.64
40004101	40004101	Selma Public Building Auth.	Alabama	5.625	5/1/2014	775,000.00	3.17	585,683.00	2.81
40004601	40004601	Town of Slocomb	Alabama	4.125	12/1/2007	76,000.00	0.31	67,210.00	0.32
40005001	40005001	Town of Blountsville	Alabama	5.625	12/1/2006	49,999.00	0.20	46,962.00	0.23
40005101	40005101	Helena Utilities Board	Alabama	5.625	12/1/2012	200,000.00	0.82	158,878.00	0.76
40005501	40005501	Douglas Water And Fire	Alabama	5.000	1/1/2009	305,000.00	1.25	272,844.00	1.31
40005901	40005901	Ardmore Waterworks	Alabama	5.000	7/1/2009	96,000.00	0.39	84,250.00	0.40
40005902	40005902	Town of Ardmore	Alabama	5.000	7/1/2009	12,000.00	0.05	10,424.00	0.05
40006401	40006401	City of Guntersville	Alabama	4.500	1/1/2007	49,000.00	0.20	46,328.00	0.22
40006402	40006402	City of Guntersville	Alabama	6.000	1/1/2009	99,000.00	0.40	90,284.00	0.43
40006601	40006601	Winfield Waterworks	Alabama	5.625	10/1/2008	36,000.00	0.15	32,081.00	0.15
40007301	40007301	Town of Moulton	Alabama	3.750	9/1/2007	141,000.00	0.58	127,024.00	0.61
40007501	40007501	Town of Parrish	Alabama	5.625	12/1/2007	57,000.00	0.23	51,942.00	0.25
40007701	40007701	Town of Vincent	Alabama	5.625	2/1/2011	140,000.00	0.57	115,405.00	0.55
40007801	40007801	City of Fayette	Alabama	4.250	4/1/2008	83,000.00	0.34	73,885.00	0.35
			Alabama Total			2,668,999.00	10.91	2,257,575.00	10.82
40008601	40008601	Greater Juneau Borough	Alaska	4.500	10/1/2008	175,000.00	0.72	155,565.00	0.75
			Alaska Total			175,000.00	0.72	155,565.00	0.75

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40009201	40009201	Arkansas State University	Arkansas	4.500%	10/1/2009	$560,000.00	2.29%	$465,885.00	2.23%
40009501	40009501	City of Barling	Arkansas	4.500	2/1/2008	38,000.00	0.16	34,247.00	0.16
40010101	40010101	City of Center Hill	Arkansas	5.625	10/1/2012	192,000.00	0.78	153,759.00	0.74
40013101	40013101	Town of Norphlet	Arkansas	4.000	7/1/2007	22,000.00	0.09	20,148.00	0.10
40013401	40013401	Pangburn Water & Sewer C	Arkansas	4.250	4/1/2005	15,000.00	0.06	14,844.00	0.07
40013502	40013502	City of Parkdale	Arkansas	4.500	4/1/2007	17,000.00	0.07	15,761.00	0.08
40014001	40014001	City of Salem	Arkansas	3.750	10/1/2005	14,000.00	0.06	13,573.00	0.07
40014002	40014002	City of Salem	Arkansas	4.250	10/1/2006	15,000.00	0.06	13,356.00	0.06
40014003	40014003	City of Salem	Arkansas	4.250	10/1/2007	15,100.00	0.06	12,582.00	0.06
40015002	40015002	City of West Fork	Arkansas	4.500	4/1/2008	30,000.00	0.12	26,889.00	0.13
			Arkansas Total			918,100.00	3.75	771,044.00	3.70
40015401	40015401	Apple Valley Hgts Co Wtr	California	4.000	7/1/2008	4,000.00	0.02	3,608.00	0.02
40016801	40016801	Idyllwild Co. Wtr. Dist	California	5.000	10/1/2008	195,000.00	0.80	173,859.00	0.83
40017601	40017601	Rubidoux Community Serv	California	4.000	7/1/2006	55,000.00	0.22	52,427.00	0.25
40017902	40017902	Seely County Water Dist.	California	4.000	3/1/2005	9,000.00	0.04	8,950.00	0.04
			California Total			263,000.00	1.07	238,844.00	1.14
40018801	40018801	Tri-County Wtr. Conser.	Colorado	5.000	4/1/2010	1,000,000.00	4.09	778,759.00	3.73
			Colorado Total			1,000,000.00	4.09	778,759.00	3.73
40019001	40019001	City of Altamonte Spring	Florida	5.625	2/1/2012	370,000.00	1.51	306,139.00	1.47
40019004	40019004	City of Altamonte Spring	Florida	5.375	2/1/2009	300,000.00	1.23	269,045.00	1.29
40020001	40020001	Town of Cedar Grove	Florida	5.625	5/1/2012	61,000.00	0.25	49,674.00	0.24
40020201	40020201	City of Crystal River	Florida	4.000	9/1/2006	71,000.00	0.29	66,554.00	0.32
40020401	40020401	Town of Eatonville	Florida	6.000	4/1/2011	125,610.00	0.51	105,764.00	0.51
40021001	40021001	City of Homestead	Florida	4.500	7/1/2007	235,000.00	0.96	215,684.00	1.03
40021002	40021002	City of Homestead	Florida	5.625	7/1/2012	369,997.00	1.51	301,451.00	1.44

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40021501	40021501	City of Live Oak	Florida	5.625%	4/1/2013	$152,000.00	0.62%	$120,962.00	0.58%
40021502	40021502	City of Live Oak	Florida	5.625	4/1/2013	157,000.00	0.64	125,062.00	0.60
40022401	40022401	Town of Saint Marks	Florida	4.500	5/1/2008	58,000.00	0.24	51,794.00	0.25
			Florida Total			1,899,607.00	7.76	1,612,129.00	7.73
40024201	40024201	City of Chickamauga	Georgia	5.375	3/1/2005	35,000.00	0.14	34,835.00	0.17
40025101	40025101	City of Eatonton	Georgia	5.000	9/1/2008	190,000.00	0.78	168,808.00	0.81
40025501	40025501	City of Fort Gaines	Georgia	4.750	1/1/2008	86,000.00	0.35	79,008.00	0.38
40025601	40025601	Town of Fort Oglethorpe	Georgia	6.000	10/1/2008	285,000.00	1.16	256,320.00	1.23
40026201	40026201	Calhoun County Georgia	Georgia	5.375	12/1/2010	230,000.00	0.94	188,513.00	0.90
40026301	40026301	Candler County Hosp. Auth.	Georgia	4.750	8/1/2009	190,000.00	0.78	161,108.00	0.77
40027301	40027301	City of Metter	Georgia	5.375	5/1/2011	170,000.00	0.69	142,190.00	0.68
40028502	40028502	City of Woodstock	Georgia	5.625	7/1/2013	149,999.00	0.61	121,138.00	0.58
			Georgia Total			1,335,999.00	5.46	1,151,920.00	5.52
40028601	40028601	City of Chubbuck	Indiana	6.000	10/1/2012	415,000.00	1.70	336,770.00	1.61
40031601	40031601	Cordry-Sweetwater Conser	Indiana	5.000	4/1/2011	205,000.00	0.84	169,991.00	0.81
40031701	40031701	Town of Hanover	Indiana	5.000	6/1/2006	30,000.00	0.12	28,695.00	0.14
40031901	40031901	Town of Lynnville	Indiana	4.000	6/1/2005	12,000.00	0.05	11,804.00	0.06
			Indiana Total			662,000.00	2.71	547,260.00	2.62
40029501	40029501	City of Champaign	Illinois	4.000	5/1/2005	235,000.00	0.96	231,783.00	1.11
40029701	40029701	Curran Gardner Townships	Illinois	4.500	11/1/2007	145,000.00	0.59	130,813.00	0.63
40029801	40029801	City of East St. Louis	Illinois	4.750	7/1/2010	100,000.00	0.41	83,441.00	0.40
40030101	40030101	City of Johnston City	Illinois	5.625	11/1/2006	43,000.00	0.18	40,533.00	0.19
40030601	40030601	Lake Bluff Park District	Illinois	4.000	12/1/2006	78,000.00	0.32	71,819.00	0.34
40030801	40030801	City of Monmouth	Illinois	3.875	7/1/2006	294,999.00	1.21	278,389.00	1.33
40031401	40031401	City of Sterling	Illinois	5.000	5/1/2009	245,000.00	1.00	210,838.00	1.01
			Illinois Total			$1,140,999.00	4.66%	$1,047,616.00	5.02%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40032101	40032101	City of Evansdale	Iowa	3.625%	10/1/2009	92,000.00	0.38	77,818.00	0.37
			Iowa Total			92,000.00	0.38	77,818.00	0.37
40032602	40032602	City of Adairville	Kentucky	4.500	3/1/2008	74,000.00	0.30	63,373.00	0.30
40034101	40034101	City of Cold Spring	Kentucky	5.375	8/1/2010	182,000.00	0.74	155,195.00	0.74
40034301	40034301	City of Crescent Springs	Kentucky	4.500	11/1/2007	43,000.00	0.18	38,974.00	0.19
40035902	40035902	Hendron Water District	Kentucky	5.375	2/1/2011	257,000.00	1.05	210,787.00	1.01
40036101	40036101	Hickory Water Dist.	Kentucky	3.750	8/1/2006	90,000.00	0.37	84,658.00	0.41
40036202	40036202	City of Hodgenville	Kentucky	4.500	5/1/2008	94,000.00	0.38	84,284.00	0.40
40036703	40036703	City of Jackson	Kentucky	6.000	5/1/2008	23,000.00	0.09	21,153.00	0.10
40037402	40037402	McCreary Co. Water Distr	Kentucky	3.625	4/1/2005	36,000.00	0.15	35,658.00	0.17
40037502	40037502	City of McKee	Kentucky	3.750	5/1/2005	5,000.00	0.02	4,918.00	0.02
40037603	40037603	City of Middlesboro	Kentucky	4.750	4/1/2010	273,000.00	1.12	232,056.00	1.11
40039001	40039001	Russellville No.#1 Water	Kentucky	3.750	7/1/2005	6,000.00	0.02	5,891.00	0.03
40039503	40039503	City of Stanton	Kentucky	4.125	4/1/2006	48,000.00	0.20	45,543.00	0.22
40039504	40039504	City of Stanton	Kentucky	4.750	4/1/2007	38,000.00	0.16	34,694.00	0.17
40039701	40039701	Trigg Co. Public Hosp. Corp.	Kentucky	4.000	12/1/2006	32,000.00	0.13	29,462.00	0.14
40039801	40039801	Warren County Water Dist	Kentucky	3.750	1/1/2006	37,000.00	0.15	35,755.00	0.17
			Kentucky Total			1,238,000.00	5.06	1,082,401.00	5.19
40040601	40040601	Parish of Avoyelles Hosp	Louisiana	4.750	11/1/2009	105,000.00	0.43	87,488.00	0.42
40040701	40040701	Bayou Liberty Water Assoc.	Louisiana	5.375	9/1/2011	205,000.00	0.84	167,259.00	0.80
40041201	40041201	City of Donaldsonville	Louisiana	4.500	4/1/2009	104,000.00	0.43	90,163.00	0.43
40041301	40041301	Village of East Hodge	Louisiana	6.000	9/1/2011	47,000.00	0.19	39,134.00	0.19
40041501	40041501	Town of Grambling	Louisiana	5.375	1/1/2010	126,000.00	0.52	110,270.00	0.53
40042401	40042401	Village of Parks	Louisiana	3.750	2/1/2007	22,000.00	0.09	20,303.00	0.10

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40042402	40042402	Village of Parks	Louisiana	5.625%	8/1/2012	$159,000.00	0.65%	$134,032.00	0.64%
40042501	40042501	Pine Hills Waterworks Di	Louisiana	4.500	7/1/2008	78,000.00	0.32	69,870.00	0.33
40042601	40042601	Prairie Rd, Water Dist.	Louisiana	5.625	12/1/2012	180,000.00	0.74	139,236.00	0.67
40043001	40043001	Village of South Mansfield	Louisiana	4.000	1/1/2008	32,000.00	0.13	29,174.00	0.14
			Louisiana Total			1,058,000.00	4.32	886,929.00	4.25
40044401	40044401	Village of Ontonagon	Michigan	4.500	10/1/2006	30,000.00	0.12	28,038.00	0.13
40044501	40044501	City of Reed City	Michigan	5.000	2/1/2009	215,000.00	0.88	187,975.00	0.90
			Michigan Total			245,000.00	1.00	216,013.00	1.04
40044901	40044901	City of Lake City	Minnesota	4.000	10/1/2006	52,000.00	0.21	48,222.00	0.23
			Minnesota Total			52,000.00	0.21	48,222.00	0.23
40049302	40049302	City of Waveland	Mississippi	5.375	7/1/2007	150,000.00	0.61	140,078.00	0.67
40049401	40049401	City of Waynesboro	Mississippi	6.000	1/1/2008	92,000.00	0.38	86,535.00	0.41
			Mississippi Total			242,000.00	0.99	226,613.00	1.09
40049901	40049901	Cass Co Water Dist 2	Missouri	5.375	3/1/2005	22,000.00	0.09	21,890.00	0.10
40050501	40050501	Jackson Co Water Dist 15	Missouri	5.625	12/1/2008	321,000.00	1.31	284,134.00	1.36
			Missouri Total			343,000.00	1.40	306,024.00	1.47
40051701	40051701	The Wrightstown Municipa	New Jersey	5.625	1/1/2016	239,000.00	0.98	179,674.00	0.86
			New Jersey Total			239,000.00	0.98	179,674.00	0.86
40052801	40052801	Town of Belhaven	North Carolina	4.500	6/1/2005	10,000.00	0.04	9,877.00	0.05
40052901	40052901	Town of Boone	North Carolina	3.750	6/1/2005	1,000.00	0.00	987.00	0.00
40053601	40053601	Town of Creedmoor	North Carolina	4.000	6/1/2005	4,540.00	0.02	4,480.00	0.02
40054001	40054001	Town of Elm City	North Carolina	4.000	6/1/2005	2,000.00	0.01	1,972.00	0.01
40054002	40054002	Town of Elm City	North Carolina	4.000	6/1/2006	14,000.00	0.06	13,350.00	0.06
40054402	40054402	Town of Granite Quarry	North Carolina	4.500	6/1/2006	38,000.00	0.16	36,175.00	0.17
40054601	40054601	Town of Havelock	North Carolina	4.000	6/1/2005	13,000.00	0.05	12,812.00	0.06

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40054602	40054602	Town of Havelock	North Carolina	4.000%	6/1/2006	$52,000.00	0.21%	$49,455.00	0.24%
40055401	40055401	Town of Manteo	North Carolina	4.000	6/1/2006	20,000.00	0.08	18,992.00	0.09
40055902	40055902	Town of Newport	North Carolina	5.625	6/1/2007	7,500.00	0.03	7,004.00	0.03
40056301	40056301	Town of Princeville	North Carolina	6.000	6/1/2008	36,000.00	0.15	32,789.00	0.16
40057301	40057301	Taylortown Sanitary Dist	North Carolina	4.000	6/1/2005	3,000.00	0.01	2,960.00	0.01
			North Carolina Total			201,040.00	0.82	190,853.00	0.91
40058001	40058001	Village of Arcanum	Ohio	4.000	5/1/2006	23,000.00	0.09	21,865.00	0.10
40058301	40058301	City of Lincoln Heights	Ohio	6.000	3/15/2005	7,000.00	0.03	6,967.00	0.03
40058302	40058302	City of Lincoln Heights	Ohio	6.000	3/15/2005	4,000.00	0.02	3,981.00	0.02
40058601	40058601	Scioto Board of Commissioners	Ohio	5.375	5/1/2010	195,000.00	0.80	165,967.00	0.80
			Ohio Total			229,000.00	0.94	198,780.00	0.95
40059501	40059501	Bryan Co Home Aut Nursin	Oklahoma	4.000	2/1/2007	27,000.00	0.11	24,896.00	0.12
40060801	40060801	Grove Municipal Services	Oklahoma	4.125	6/1/2007	41,000.00	0.17	37,458.00	0.18
40061301	40061301	Moore Public Works Autho	Oklahoma	5.000	1/1/2010	420,000.00	1.72	360,713.00	1.73
40061502	40061502	Muldrow Utility Authorit	Oklahoma	5.000	4/1/2009	210,000.00	0.86	184,991.00	0.89
40062101	40062101	Pauls Valley Hosp Author	Oklahoma	4.500	4/1/2007	117,000.00	0.48	107,460.00	0.52
40062901	40062901	Roosevelt Pub Works Auth	Oklahoma	3.875	4/1/2006	13,000.00	0.05	12,407.00	0.06
40063401	40063401	Valley View Hospital Aut	Oklahoma	4.125	12/1/2007	168,000.00	0.69	148,791.00	0.71
			Oklahoma Total			996,000.00	4.07	876,716.00	4.20
40065301	40065301	City of Beaufort	South Carolina	5.625	10/1/2014	723,000.00	2.96	555,428.00	2.66
40066501	40066501	Town of Fairfax	South Carolina	4.750	4/1/2009	118,000.00	0.48	102,198.00	0.49
40068501	40068501	Town of St Stephen	South Carolina	5.375	10/1/2013	265,000.00	1.08	203,640.00	0.98
40068701	40068701	Town of Summerton	South Carolina	4.750	4/1/2010	121,000.00	0.49	102,449.00	0.49
40069001	40069001	Town of Ware Shoals	South Carolina	5.375	7/1/2009	42,000.00	0.17	37,259.00	0.18
			South Carolina Total			$1,269,000.00	5.19%	$1,000,974.00	4.80%

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40069201	40069201	City of North Sioux City	South Dakota	5.625%	3/1/2012	66,000.00	0.27	53,908.00	0.26
			South Dakota Total			66,000.00	0.27	53,908.00	0.26
40069802	40069802	City of Ardmore	Tennessee	5.000	7/1/2009	5,000.00	0.02	4,367.00	0.02
40069803	40069803	City of Ardmore	Tennessee	5.000	7/1/2009	56,000.00	0.23	49,082.00	0.24
40070001	40070001	City of Athens	Tennessee	4.500	10/1/2008	235,000.00	0.96	205,178.00	0.98
40070101	40070101	Town of Baxter	Tennessee	3.750	9/1/2005	23,997.00	0.10	23,351.00	0.11
40071001	40071001	Town of Churchill	Tennessee	4.500	1/1/2009	195,000.00	0.80	173,658.00	0.83
40071801	40071801	Fentress County Utility	Tennessee	3.750	5/1/2005	10,000.00	0.04	9,876.00	0.05
40071901	40071901	First Utility Dist	Tennessee	3.750	8/1/2005	15,000.00	0.06	14,678.00	0.07
40072201	40072201	City of Goodlettsville	Tennessee	4.500	6/1/2009	185,000.00	0.76	158,817.00	0.76
40072401	40072401	Town of Greeneville	Tennessee	3.750	7/1/2006	50,000.00	0.20	47,565.00	0.23
40072402	40072402	Town of Greeneville	Tennessee	3.750	7/1/2006	12,000.00	0.05	11,396.00	0.05
40073102	40073102	Town of Livingston	Tennessee	5.375	12/1/2005	50,000.00	0.20	48,432.00	0.23
40073401	40073401	Town of Michie	Tennessee	4.500	7/1/2009	99,000.00	0.40	85,835.00	0.41
40073701	40073701	Town of Oliver Springs	Tennessee	5.000	12/1/2008	280,000.00	1.14	245,835.00	1.18
40074401	40074401	City of Ramer	Tennessee	5.375	3/1/2010	29,000.00	0.12	24,956.00	0.12
40075701	40075701	Town of Spencer	Tennessee	5.375	3/1/2005	1,000.00	0.00	994.00	0.00
40076001	40076001	The Daisey Soddy Falling	Tennessee	5.625	6/1/2012	315,000.00	1.29	255,795.00	1.23
40076201	40076201	Un Fork-Bakewell	Tennessee	4.500	6/1/2009	114,000.00	0.47	97,700.00	0.47
40076301	40076301	Town of Wartrace	Tennessee	5.375	12/1/2005	21,000.00	0.09	20,338.00	0.10
40076702	40076702	Utility District	Tennessee	4.500	5/1/2008	145,000.00	0.59	129,112.00	0.62
			Tennessee Total			1,840,997.00	7.52	1,606,965.00	7.70
40077101	40077101	Town of Anthony	Texas	5.625	8/1/2012	65,000.00	0.27	53,590.00	0.26
40077301	40077301	City of Arp	Texas	4.000	6/15/2006	15,000.00	0.06	14,251.00	0.07

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40077503	40077503	City of Aubrey	Texas	4.000%	8/1/2006	$7,000.00	0.03%	$6,560.00	0.03%
40078003	40078003	City of Blum	Texas	4.000	4/1/2005	8,000.00	0.03	7,925.00	0.04
40078401	40078401	Brazoria County Water Co	Texas	5.000	11/1/2008	46,225.00	0.19	41,116.00	0.20
40078702	40078702	City of Byers	Texas	4.000	8/1/2006	14,000.00	0.06	13,172.00	0.06
40078901	40078901	Cardinal Meadows Impvt D	Texas	4.500	3/1/2009	26,516.00	0.11	22,988.00	0.11
40079101	40079101	Childress General Hospital	Texas	4.500	7/1/2008	173,000.00	0.71	153,682.00	0.74
40079301	40079301	Cisco Hospital Authority	Texas	5.000	9/1/2009	160,000.00	0.65	135,056.00	0.65
40079401	40079401	City of Como	Texas	4.000	4/1/2005	4,000.00	0.02	3,963.00	0.02
40079402	40079402	City of Como	Texas	4.000	4/1/2005	1,000.00	0.00	991.00	0.00
40079502	40079502	City of Coppell	Texas	4.000	5/1/2006	36,980.00	0.15	35,354.00	0.17
40079601	40079601	Town of Corbes	Texas	5.375	1/1/2010	27,000.00	0.11	23,796.00	0.11
40079801	40079801	Crosby Municipal District	Texas	5.625	1/1/2013	120,000.00	0.49	98,832.00	0.47
40079802	40079802	Crosby Municipal District	Texas	5.625	1/1/2013	400,000.00	1.63	328,594.00	1.57
40080101	40080101	County of Culberson	Texas	5.000	10/1/2009	73,000.00	0.30	61,461.00	0.29
40080201	40080201	City Dalworthington Gard	Texas	4.500	7/1/2008	34,000.00	0.14	30,392.00	0.15
40080701	40080701	Fannin County Hospital	Texas	6.000	2/1/2011	554,850.00	2.27	462,749.00	2.22
40080801	40080801	City of Fate	Texas	5.000	3/1/2010	39,000.00	0.16	33,207.00	0.16
40080901	40080901	City of Gary	Texas	4.500	10/1/2007	151,000.00	0.62	136,620.00	0.65
40081201	40081201	City of Grey Forest	Texas	4.500	12/1/2007	235,000.00	0.96	210,836.00	1.01
40081402	40081402	City of Haslet	Texas	5.375	8/1/2011	78,000.00	0.32	64,046.00	0.31
40081501	40081501	City of Hooks	Texas	5.375	12/1/2010	221,000.00	0.90	182,094.00	0.87
40081601	40081601	Houston County Hospital	Texas	4.125	7/1/2007	9,000.00	0.04	8,183.00	0.04
40081602	40081602	Houston County Hospital	Texas	4.125	7/1/2007	263,997.00	1.08	241,048.00	1.16
40081901	40081901	City of Huxley	Texas	5.000	3/1/2009	345,000.00	1.41	302,393.00	1.45
40082001	40082001	County Municipal Water D	Texas	5.000	4/1/2009	160,000.00	0.65	139,732.00	0.67

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40082803	40082803	Town of Little Elm	Texas	5.000%	12/1/2008	$5,000.00	0.02%	$4,379.00	0.02%
40083001	40083001	City of Lucas	Texas	5.000	12/1/2009	61,000.00	0.25	52,053.00	0.25
40083201	40083201	Macedonia-Eylan Fresh Water	Texas	4.500	5/1/2010	105,000.00	0.43	87,617.00	0.42
40083801	40083801	City of New Summerfield	Texas	3.750	5/1/2006	15,000.00	0.06	14,299.00	0.07
40083802	40083802	City of New Summerfield	Texas	4.500	5/1/2007	48,000.00	0.20	44,346.00	0.21
40084901	40084901	City of Queen City	Texas	5.375	12/1/2011	240,000.00	0.98	193,606.00	0.93
40085101	40085101	City of Raymondville	Texas	5.375	3/1/2010	90,000.00	0.37	78,437.00	0.38
40085201	40085201	City of Red Oak	Texas	5.375	6/15/2012	90,000.00	0.37	74,160.00	0.36
40085301	40085301	Red River Authority of Tx	Texas	4.500	4/1/2009	31,000.00	0.13	26,498.00	0.13
40085401	40085401	City of Reno	Texas	5.625	1/1/2013	109,000.00	0.45	89,752.00	0.43
40085701	40085701	City of Robinson	Texas	4.000	6/1/2005	25,000.00	0.10	24,559.00	0.12
40085702	40085702	City of Robinson	Texas	4.500	6/1/2005	7,000.00	0.03	6,895.00	0.03
40086001	40086001	County of San Patricio	Texas	4.500	7/1/2008	51,000.00	0.21	45,110.00	0.22
40086101	40086101	City of Santa Anna	Texas	4.000	3/15/2006	21,000.00	0.09	20,144.00	0.10
40086201	40086201	Schaefer Road Rural Water	Texas	5.000	2/1/2010	40,000.00	0.16	34,480.00	0.17
40086501	40086501	Seymour Hospital Auth.	Texas	4.500	8/1/2007	129,000.00	0.53	116,687.00	0.56
40086502	40086502	Seymour Hospital Auth.	Texas	4.500	8/1/2007	18,000.00	0.07	16,284.00	0.08
40086701	40086701	South Limestone Hospital	Texas	6.000	10/1/2011	225,000.00	0.92	183,402.00	0.88
40086804	40086804	City of Springtown	Texas	6.000	6/1/2012	235,000.00	0.96	192,650.00	0.92
40087401	40087401	Town of Whitehouse	Texas	5.000	3/1/2010	136,000.00	0.56	116,965.00	0.56
			Texas Total			4,948,568.00	20.23	4,234,954.00	20.30
40088201	40088201	Farr West City Sewer Imp	Utah	4.500	11/1/2009	10,000.00	0.04	8,630.00	0.04
40088202	40088202	Farr West City Sewer Imp	Utah	4.500	11/1/2009	22,000.00	0.09	18,458.00	0.09
40088301	40088301	City of Harrisville	Utah	4.500	7/1/2009	35,000.00	0.14	30,797.00	0.15
40088501	40088501	City of Plain City	Utah	4.500	5/1/2012	213,000.00	0.87	167,011.00	0.80

							Percentage		Percentage
				Stated			of Total		of Total
	Cusip			Interest	Maturity	Principal	Principal	Amortized	Amortized
Loan ID	Number	Description	State	Rate	Date	Balance	Balance	Cost	Cost
40088601	40088601	City of Pleasant View	Utah	6.000%	9/1/2011	$173,000.00	0.71%	$144,481.00	0.69%
40088801	40088801	Salt Lake County	Utah	6.000	7/1/2013	680,000.00	2.78	558,957.00	2.68
			Utah Total			1,133,000.00	4.63	928,334.00	4.45
40089801	40089801	Port of Kingston	Washington	4.000	7/1/2006	109,526.00	0.45	103,439.00	0.50
40089802	40089802	Port of Kingston	Washington	5.000	7/1/2006	7,898.00	0.03	7,518.00	0.04
40089901	40089901	Town of Starbuck	Washington	3.875	7/1/2005	3,500.00	0.01	3,438.00	0.02
			Washington Total			120,924.00	0.49	114,395.00	0.55
40090301	40090301	City of Benwood	West Virginia	6.000	1/1/2012	88,000.00	0.36	75,128.00	0.36
			West Virginia Total			88,000.00	0.36	75,128.00	0.36
Total						$24,465,232.00	100.00	$20,865,414.00	100.00

Item 2.            Code of Ethics.

Not applicable to the registrant.

Item 3.            Audit Committee Financial Expert.

Not applicable to the registrant.

Item 4.            Principal Accountant Fees and Services.

a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2004 - $116,005

Fiscal year ended 2003 - $108,523

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2004 - $0

Fiscal year ended 2003 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2004 - $28,967

Fiscal year ended 2003 - $27,610

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2004 - $108,090

-$108,090 in connection with Accountants’ Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

Fiscal year ended 2003 - $103,612

-$103,612 in connection with Accountant’s Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

(e)                   (1) Audit Committee Policies regarding Pre-approval of Services.

Not applicable to the registrant.

(2)  Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

Item 5.            Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.            Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.         Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11.         Controls and Procedures.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 12.         Exhibits.

The following exhibits are attached to this Form N-CSR:

(a)

(1)           Code of Ethics or amendments: not applicable to the registrant.

(2)           Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a) is attached as Exhibit 99.CERT.

(3)           Written solicitation to purchase securities: not applicable to the registrant.

(4)           Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached as Exhibit 99.2.

(5)           Attestation Report of Independent Accountants, Pricewaterhouse Coopers, LLP, is attached as Exhibit 99.3.

(6)           GMAC reports pursuant to sections 1302 and 1307 of the Servicing Agreement are attached as Exhibit 99.4.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(a) is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST
By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988 amended and restated as of August 25, 1988.
By:	/s/ George H. Davison, Jr.
George H. Davison, Jr.
Officer

Date:	FEBRUARY 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988 amended and restated as of August 25, 1988.
By (signature and title)*	/s/ George H. Davison, Jr.
George H. Davison, Jr.
Officer

Date:	FEBRUARY 22, 2005

* Print the name and title of each signing officer under his or her signature.